Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 15,918	$ 15,876
Financial assets at fair value through profit or loss	247	118
Financial assets at fair value through OCI	927	649
Total	17,092	16,642
Financial liabilities at amortized cost	90,497	98,880
Financial liabilities at fair value through profit or loss	7,735	6,058
Financial liabilities at fair value through OCI	147	723
Total	98,379	105,662
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,037	21,284
Financial liabilities at fair value through profit or loss	288	741
Total	20,325	22,026
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	69,011	73,592
Financial liabilities at fair value through profit or loss	1,709	571
Total	70,720	74,163
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	1,449	3,987
Total	1,449	3,987
Bank Overdrafts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost		17
Total		17
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,614	4,718
Total	5,614	4,718
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	30	18
Financial liabilities at fair value through OCI	22	414
Total	52	432
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	70	145
Total	70	145
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	55	164
Total	55	164
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	94	10
Total	94	10
Non-current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	69,494	73,920
Financial liabilities at fair value through profit or loss	1,933	876
Financial liabilities at fair value through OCI	66	151
Total	71,492	74,947
Current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	21,003	24,961
Financial liabilities at fair value through profit or loss	5,802	5,182
Financial liabilities at fair value through OCI	82	573
Total	26,887	30,715
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	11,174	10,332
Total	11,174	10,332
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	4,714	5,517
Total	4,714	5,517
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	30	27
Financial assets at fair value through profit or loss	221	67
Financial assets at fair value through OCI	138	151
Total	389	245
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	23	48
Financial assets at fair value through OCI	433	315
Total	457	363
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	106	131
Total	106	131
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	249	52
Total	249	52
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	3	3
Total	3	3
Non-current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	382	473
Financial assets at fair value through OCI	399	195
Total	781	668
Current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	15,536	15,403
Financial assets at fair value through profit or loss	247	118
Financial assets at fair value through OCI	528	454
Total	$ 16,311	$ 15,975